Expense Example	Jul. 02, 2025 USD ($)
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,795
Beacon Selective Risk ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	$ 1,684